Schedule I Financial Statements of Cleco Corporation, Cash Distributions and Equity Contributions (Details)		3 Months Ended										9 Months Ended		12 Months Ended
	Apr. 12, 2016 USD ($)	Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Apr. 12, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Cleco Power [Member]
Distributions from affiliates [Abstract]
Contribution received from member														$ 50,000,000
Distributions to member/parent		$ 25,000,000	$ 50,000,000		$ 10,000,000		$ 25,000,000	$ 35,000,000	$ 40,000,000	$ 35,000,000	$ 25,000,000			110,000,000	$ 135,000,000	$ 115,000,000
Cleco Power [Member] | Cleco Group [Member]
Distributions from affiliates [Abstract]
Contribution received from member														50,000,000
Distributions to member/parent														$ 110,000,000	135,000,000	115,000,000
Cleco Power [Member] | Maximum [Member]
Condensed Financial Statements, Captions [Line Items]
Ratio of total indebtedness to total capitalization (in hundredths)		0.65										0.65	0.65	0.65
Predecessor [Member]
Distributions from affiliates [Abstract]
Distributions to member/parent	$ 0						$ 0
Predecessor [Member] | Cleco Holdings [Member]
Distributions from affiliates [Abstract]
Cash distributions received from affiliates						$ 25,325,000									135,850,000	116,725,000
Equity contributions made to affiliates						0
Predecessor [Member] | Cleco Holdings [Member] | Cleco Power [Member]
Distributions from affiliates [Abstract]
Cash distributions received from affiliates						25,000,000									135,000,000	115,000,000
Equity contributions made to affiliates																138,100,000
Predecessor [Member] | Cleco Holdings [Member] | Perryville [Member]
Distributions from affiliates [Abstract]
Cash distributions received from affiliates						200,000									500,000	975,000
Predecessor [Member] | Cleco Holdings [Member] | Attala [Member]
Distributions from affiliates [Abstract]
Cash distributions received from affiliates						$ 125,000									$ 350,000	$ 750,000
Successor [Member]
Distributions from affiliates [Abstract]
Distributions to member/parent		$ 32,765,000	$ 28,000,000	$ 28,000,000								$ 88,765,000
Successor [Member] | Cleco Holdings [Member]
Distributions from affiliates [Abstract]
Cash distributions received from affiliates													$ 85,250,000
Equity contributions made to affiliates													50,000,000
Successor [Member] | Cleco Holdings [Member] | Cleco Power [Member]
Distributions from affiliates [Abstract]
Cash distributions received from affiliates													85,000,000
Successor [Member] | Cleco Holdings [Member] | Perryville [Member]
Distributions from affiliates [Abstract]
Cash distributions received from affiliates													150,000
Successor [Member] | Cleco Holdings [Member] | Attala [Member]
Distributions from affiliates [Abstract]
Cash distributions received from affiliates													100,000
Successor [Member] | Cleco Holdings [Member] | Cleco Group [Member]
Distributions from affiliates [Abstract]
Contribution received from member													100,700,000
Distributions to member/parent													$ 88,800,000